Loans and Convertible Bridge Financing	6 Months Ended
Jun. 30, 2019
Loans and Convertible Bridge Financing [Abstract]
LOANS AND CONVERTIBLE BRIDGE FINANCING
NOTE 3:-	LOANS AND CONVERTIBLE BRIDGE FINANCING

a.

On October 10, 2018, the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously ("CLA October 2018"). Pursuant to this Agreement, the investor provided the Company with a convertible loan in an aggregate principal amount of $1,000,000 at a conversion price as defined in the convertible loan agreement but no less than $0.17. the convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, ("Additional Loan Amount") and also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of Additional Loan Amount provided.

In March and April 2019, such investor invested an amount of $500,000 at each month (totaled of additional $1,000,000) on the account of the account of the Additional Loan Amount ("CLA March-April 2019). The Company also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, such convertible loan bears same terms as the CLA October 2018.

The granted warrants classified as liability in accordance with ASC 480, their fair value aggregated to $165,470 as of June 30, 2019.

In August 2019 such investor invested additional $100,000 on the account of the Additional Loan Amount, as of the date of this report, $900,000 out of the Additional Loan Amount were not invested yet.

b.

In January, February and April 2019, the Company entered into several convertible loan agreements with existing shareholders ("CLA January-April 2019), whereby they provided the Company with a convertible loan in an aggregate principal amount of $200,000 the convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under these agreements, the Company issued lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,000,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants classified as liability in accordance with ASC 480, at the issuance date, their fair value aggregated to $98,377 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.11% risk free rate and 2 expected life in years) and $86,032 as of June 30, 2019.

c.	The fair value of the warrants granted as part of the convertible loan agreements ("CLA") were calculated by a reputable appraiser and along with finder's fees as applicable were bifurcated out of the principal loans, commencing those dates the Company is calculating the accretion back to the principal amount during the CLA period along with the related interest and record them as 'Interest and accretion back in connection with convertible loans' as part of the financial income, net line item within the statement of operations.

The Company's CLA's presented as part of its current and non-current liabilities as of June 30, 2018 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of June 30, 2019

CLA August 2017(**)	$905,555	$22,322	$(115,322)	$812,555	2020		$901,936	(*****)
CLA March 2018(*)	150,000	-	-	150,000	2019		141,094	(*****)
CLA May 2018(*)	170,000	-	-	170,000	2019		178,286	(*****)
CLA October 2018(**)	1,000,000	-	-	1,000,000	2020	(***)	721,695	(*****)
CLA November 2018(**)	225,000	-	-	225,000	2020	(***)	179,360	(*****)
CLA December 2018(**)	400,000	-	-	400,000	2020	(***)	241,900	(*****)
CLA January-April 2019 (**)	200,000	-	-	200,000	2021	(***)	124,718	Refer to Note 3b
CLA March-April 2019 (**)	1,000,000	-	-	1,000,000	2020	(****)	1,074,773	Refer to Note 3a

	$4,050,555	$22,322	$(115,322)	$3,957,555			$3,563,762

(*)	Aggregated to $319,380 and presented within the current liabilities
(**)	Aggregated to $3,244,382 and presented within the non-current liabilities
(***)	Structured as a 24 month- convertible loans or less in case of a Public Offering ("PO") event
(****)	Structured as convertible loans up to October 2020 or less in case of a PO event
(*****)	Issued in connection with the 2017 and 2018 CLA's